Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$ 78,422	$ 97,174	$ 81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)
Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Discontinued operations	3,957	(162)	3,516
Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$ 81,722	$ 96,019	$ 84,411
Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190
Diluted weighted-average common shares outstanding	45,793	45,659	44,190